Fees Summary	Oct. 01, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 14,142,249
Previously Paid Amount
Total Fee Amount	1,953.05
Total Offset Amount
Net Fee	$ 1,953.05